Financial Instruments and Risk Management (Credit Risk) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 214.0	$ 208.0
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	206.0	200.8
Concentrate Receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	2.3	3.2
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Total financial instrument exposure to credit risk	$ 5.7	$ 4.0